Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Grants of Options

The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments during the fiscal year ended March 31, 2026. Accordingly, we have nothing to report under Item 402(x) of Regulation S-K.